INVESTMENT ADVISORY AGREEMENT

This Investment Advisory Agreement (the “Agreement”) is made and entered into as of this 17th day of July 2018, by and between ALPS Advisors, Inc., a Colorado corporation (the Adviser”), and Boulder Growth & Income Fund, Inc., a Maryland corporation (the “Fund”).

WHEREAS, the Fund is registered as a closed-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, this Agreement has received the requisite approval (as required under the 1940 Act) of the Board of Directors (the “Board”) of the Fund and the majority of the Fund’s stockholders, and the Adviser is willing to furnish certain investment advisory services upon the terms and conditions herein set forth.

NOW, THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

1 Appointment of the Adviser. The Fund desires to employ its capital by investing and reinvesting in investments of the kind and in accordance with the limitations specified in its Articles of Amendment and Restatement, as may be amended from time to time (the “Articles”), and in accordance with the stated investment objectives, policies and restrictions of the Fund as from time to time are in effect pursuant to the Fund’s Prospectus and Statement of Additional Information or the direction of the Board (the “Investment Policies”), and in the manner and to the extent as may from time to time be approved by the Board. The Fund desires to employ and hereby appoints the Adviser to act as investment adviser to the Fund with full discretion to invest and reinvest the Fund’s assets in accordance with the Articles and the Investment Policies, subject to the Board’s general supervision and direction. The Adviser accepts the appointment and agrees to furnish the services described herein for the compensation set forth below.

2. Delivery of Fund Documents. The Fund has furnished the Adviser with copies, properly certified or authenticated, of each of the following:

a.	Articles;

b.	By-laws (the “By-Laws”);

c.	Resolutions of the Board of Directors of the Fund selecting ALPS Advisors, Inc. as Adviser to the Fund and approving the form of this Agreement; and

d.	the Fund’s most recently filed Registration Statement on Form N-2, including its Prospectus and Statement of Additional Information (the “Registration Statement”).

The Fund will furnish the Adviser from time to time with copies, properly certified or authenticated, of all amendments of or supplements to the foregoing, if any.

3. Services provided by the Adviser. Subject to the general supervision and direction of the Board, the Adviser will: (a) manage the Fund’s assets and continuously invest and reinvest the Fund’s assets on a fully discretionary basis; (b) furnish a continual investment program for the Fund in accordance with the Fund’s Investment Policies; (c) make investment decisions for the Fund; (d) provide the Fund with investment research and statistical data, advice and supervision, data processing and clerical services; (e) provide the Fund with access to certain office facilities, which may be the Adviser’s own offices; (f) determine what securities shall be purchased for the Fund, and what securities shall be held or sold by the Fund; (g) determine what portion of the Fund’s assets shall be held uninvested; (h) review asset allocations and investment policies with the Board every quarter; (i) advise and assist the officers of the Fund in taking such steps as are necessary or appropriate to cany out the decisions of the Board and its committees with respect to the foregoing matters and the conduct of the business of the Fund; and (j) otherwise manage the Fund’s business affairs.

In addition, the Adviser will furnish the Fund with whatever statistical information the Fund may reasonably request with respect to the securities or other assets that the Fund may hold or contemplate purchasing. Further, the Adviser will keep the Fund informed of developments materially affecting the Fund, and will, on its own initiative, furnish the Fund from time to time with whatever information the Adviser believes is appropriate for this purpose.

The Adviser may provide the services described above and noted elsewhere in this Agreement, either directly or by appointing suitable sub-advisers (each a “Sub-Adviser” and collectively, the “Sub- Advisers”). The Adviser’s responsibilities under Section 7 (brokerage selection), Section 9 (books and records), Section 10(b) (valuation and significant events) and Section 11 (voting) with respect to a Sub- Adviser’s Sub-Account (defined below) may be fulfilled by that Sub-Adviser, as determined appropriate by the Adviser, in consultation with the Fund. The appointment of Sub-Advisers shall be subject to approval by the Board and, to the extent required by the 1940 Act or any other law or regulation, approval of the shareholders of the Fund. Further, Sub-Advisers shall serve as such only pursuant to a written agreement that complies in all respects with, and has been approved in accordance with, applicable requirements of the 1940 Act. With respect to any and all Sub-Advisers, the Adviser will (a) advise the Board which Sub-Advisers the Adviser believes are best suited to serve as such with respect to the assets of the Fund to be allocated to separate sub-accounts (“Sub-Accounts”) of such Sub-Adviser; (b) monitor and evaluate the investment performance of each Sub-Adviser’s Sub-Account; (c) allocate and reallocate the portion of the Fund’s assets to be managed by each Sub-Adviser in its Sub-Account; (d) recommend terminations or additions of Sub-Advisers when deemed appropriate by the Adviser; (e) coordinate and monitor the investment activities of the Sub-Advisers relative to the Sub-Accounts to ensure compliance with the Fund’s Investment Policies and applicable laws, including the 1940 Act and Internal Revenue Code of 1986, as amended; (f) implement procedures reasonably designed to ensure that the Sub-Advisers comply with the Fund’s Investment Policies and with any other policies, restrictions, guidelines or limitations of the Fund or the Adviser relative to the Sub-Adviser’s management of the Sub-Account; and (g) provide reports and information to the Fund regarding the Sub-Advisers and their performance as the Fund may reasonably request from time to time. Unless otherwise agreed to by the Fund, Sub-Advisers will be compensated from the Adviser’s fee hereunder and will not receive a separate fee from the Fund.

The Adviser is also responsible for making recommendations to the Board regarding, and monitoring (for purposes of 1940 Act compliance, general market conditions and otherwise), the Fund’s use of bank borrowings (other than reverse repurchase agreements) or other similar term loans and the Fund’s issuance of preferred shares (or other “senior securities” in the form of debt or stock pursuant to Section 18 of the 1940 Act) if any (which may be completed through the employ of a suitable Sub-Adviser). Notwithstanding anything contained herein to the contrary, should a Sub-Adviser choose to utilize reverse repurchase agreement obligations, derivative instruments or other instruments or trading practices that, according to the Securities and Exchange Commission (“SEC”) or its staff, may cause senior securities concerns, the Fund acknowledges that the monitoring of the use of such instruments or trading practices for compliance with the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, is the responsibility of the Sub-Adviser and not the Adviser.

The Adviser will also provide ongoing secondary market and shareholder support to the Fund by the provision of: a toll free phone line with registered representatives; as determined appropriate by the Adviser, create presentations and other marketing material for the Fund; and create website architecture, design, layout and provide maintenance to such site.

In all of its activities hereunder, the Adviser and its directors, officers and employees shall act in strict conformity with the Investment Policies, the Articles and By-laws, the 1940 Act and the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and any and all other applicable laws, rules or regulations.

4. Allocation of Charges and Expenses. The Adviser will make available, without expense to the Fund, the services of such of its officers, directors and employees as may be duly elected as officers or directors of the Fund, subject to the individual consent of such persons to serve and to any limitations imposed by law. The Adviser will pay all expenses incurred in performing its services under this Agreement, including compensation of and office space for directors, officers and employees of the Adviser connected with management of the Fund and compensation of Sub-Advisers (except as otherwise agreed to in writing by the Fund). The Adviser will not be required to pay any investment advisory related expenses of the Fund other than those specifically allocated to it in this paragraph. In particular, but without limiting the generality of the foregoing, the Fund will be required to pay brokerage and other expenses of executing the Fund’s portfolio transactions; taxes or governmental fees; interest charges and other costs of borrowing funds; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

5. Compensation of the Adviser. In consideration for the services to be performed under this Agreement, the Adviser shall receive from the Fund a management fee, calculated on a monthly basis at the annual rate of 0.95% of the Fund’s average Managed Assets” during the month. “Managed Assets” means the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). For this purpose, asset values will be the same as those that the Fund uses to calculate its daily net asset value pursuant to the requirements of the 1940 Act. If the Adviser provides services to the Fund under this Agreement for a period of less than a full calendar month, the Advisory Fee will be proportionately reduced to reflect only the number of days during the month the Fund was under the Adviser's management. Compensation of Sub-Advisers shall be paid from the amounts paid to the Adviser hereunder, unless otherwise agreed to in writing by the Fund.

6. Services to Other Accounts. The Fund understands that the Adviser acts as investment adviser to other managed accounts. Whenever the Fund and one or more other accounts advised by the Adviser are prepared to purchase or sell the same security or other assets, available purchase or sale opportunities will be allocated among the Adviser’s advisory accounts in accordance with the written policies of the Adviser and in a manner believed by the Adviser to be fair and equitable to each entity under the specific circumstances and consistent with Adviser’s fiduciary duties. The Fund recognizes that in some cases this procedure may affect adversely the price paid or received by the Fund or the size of the position purchased or sold by the Fund. In addition, the Fund understands that the persons employed by the Adviser to provide service to the Fund in connection with the performance of the Adviser’s duties under this Agreement will not devote their full time to that service. Moreover, nothing contained in this Agreement will be deemed to limit or restrict the right of the Adviser or any “affiliated person” of the Adviser to engage in and devote time and attention to other businesses or to render services of whatever kind or nature to other persons or entities, including serving as investment adviser to, or employee, officer, director or trustee of, other investment companies.

7. Brokerage and Avoidance of Conflicts of Interest. In connection with purchases or sales of securities and other assets for the account of the Fund, neither the Adviser nor any of its directors, trustees, officers, employees or other “affiliated person” (as that term is defined in the 1940 Act) will act as a principal or agent or receive any commission or other compensation with respect to such purchases or sales. The Adviser shall arrange for the placing of all orders for the purchase and sale of securities or other assets for the Fund’s account with brokers or dealers selected by the Adviser. In the selection of such brokers or dealers and the placing of such orders, the Adviser will use its best efforts to seek for the Fund the most favorable execution and net price available and will consider all factors the Adviser deems relevant in making such decisions including, but not limited to, price (including any applicable brokerage commission or dealer spread), size of order, difficulty of execution, and operational facilities of the firm involved and the firm’s risk in positioning a block of securities.

Subject to the foregoing, the Adviser may, on behalf of the Fund, pay brokerage commissions to a broker which provides brokerage and research services to the Adviser in excess of the amount another broker would have charged for effecting the transaction, provided (i) the Adviser determines in good faith that the amount is reasonable in relation to the value of the brokerage and research services provided by the executing broker in terms of the particular transaction or in teims of the Adviser's overall responsibilities with respect to the Fund and the accounts as to which the Adviser exercises investment discretion, (ii) such payment is made in compliance with Section 28(e) of the Securities Exchange Act of 1934, as amended, and any other applicable laws and regulations, and (iii) in the opinion of the Adviser, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. It is recognized that the seivices provided by such brokers may be useful to the Adviser in connection with the Adviser's sei-vices to other clients in addition to the Fund.

8. Standard of Care; Limitation of Liability. The Adviser will exercise its best judgment in rendering the sei-vices described herein. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under this Agreement, or a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and amount set forth in Section 36(b)(3) of the 1940 Act).

9. Books and Records. The Adviser will maintain all books and records required to be maintained pursuant to the 1940 Act and the rules and regulations promulgated thereunder with respect to transactions made by it on behalf of the Fund including, without limitation, the books and records required by Rule 3 la-1 under the 1940 Act. The Adviser will also preserve all such books and records for the periods prescribed in Rule 31a-2 under the 1940 Act. The Adviser further agrees that all books and records maintained hereunder shall be made available to the Fund at any time upon reasonable request, including facsimile, as soon as practicable. Upon termination of this Agreement, the Adviser, at it expense, shall promptly upon demand, return to the Fund any and all such records in a format reasonably requested by the Fund. The Adviser shall not be required to maintain books and records that are required to be maintained by the Fund’s administrator (other than those that the Adviser is nevertheless required to maintain pursuant to applicable laws and regulations).

10. Reports, Information and Valuation, (a) The Adviser will furnish to the Fund, from time to time and as the Fund may request, reports and other data or information on portfolio transactions and reports and other data or information on investments held in the portfolio or regarding the Sub-Advisers, all in such detail and in such frequency as may be reasonably requested from time to time. The Adviser will also provide the Fund, on a regular basis, with economic and investment analysis and reports or other investment services normally available to institutional or other clients of the Adviser. The Adviser will make available its officers and employees to discuss with the Board the investments of the Fund and the Sub-Advisers’ performance, quarterly, or upon due notice, at a time requested by the Board. The Adviser further agrees that it will not change the Fund’s investment strategies, as set forth in the Investment Policies, without the Fund’s approval, or change portfolio managers or portfolio management team members, or other key personnel, without providing prompt notice to the Fund.

(b) On an ongoing basis, the Adviser shall monitor market developments for significant events occurring after the close of the primary markets for particular portfolio investments that may materially affect their value, and shall promptly notify the Fund of any such event that comes to the Adviser’s attention. In addition, the Adviser will respond promptly to a request from the Fund for information needed to assist the Fund in the valuation of any portfolio investment, and to provide to the Fund such information as is in the Adviser’s possession regarding the same.

(c) The Adviser shall also cooperate with the Fund’s legal counsel, any counsel to the Fund’s directors who are not “interested persons” of the Fund (as that term is defined under the 1940 Act) and the Fund’s independent public accounting firm.

11. Voting. The Adviser will, unless and until otherwise directed by the Fund, exercise all investor rights with respect to assets held by the Fund, including but not limited to voting proxies pursuant to its proxy voting policies and procedures. If requested by the Fund, the Adviser will report to the Fund regarding such voting in a format reasonably requested by the Fund. The Adviser represents that it has adopted and implemented written policies and procedures that are reasonably designed to ensure that the Adviser votes proxies in the best interest of the Fund in compliance with the requirements of Rule 206(4)- 6 under the Advisers Act. The Adviser shall promptly provide notice and copies of any material changes to its policies procedures or other guidelines for voting proxies to the Fund. Upon request, the Adviser shall provide the Fund with a complete and current copy of its policies, procedures and other guidelines or a description of the same for the purpose of disclosing such information as required by applicable law.

The Adviser will promptly inform and forward to the Fund any and all information received by Adviser relating to any class action or other litigation, any bankruptcy matters, or any other legal proceedings involving the Fund’s portfolio investments.

12. Compliance Matters. The Adviser shall promptly provide the Fund’s Chief Compliance Officer (“CCO”), upon request, copies of its policies and procedures for compliance by the Adviser and the Fund with the Federal Securities Laws as defined in Rule 38a-l under the 1940 Act and promptly provide the CCO with copies of any material changes to those policies and procedures. The Adviser shall cooperate with the CCO as to facilitate the CCO’s performance of his/her responsibilities under Rule 38a-l to. review, evaluate and report to the Board on the operation of the Adviser’s compliance policies and procedures and shall promptly report to the CCO any “Material Compliance Matter” as defined by Rule 3 8a-1(e)(2). At least annually, the Adviser shall provide a certification to the CCO to the effect that the Adviser has in place and has implemented policies and procedures that are reasonably designed to ensure compliance by the Fund and the Adviser with the Federal Securities Laws.

13. Representations and Certifications. The Fund makes the following representations to the Adviser:

(i) the Fund is a Maryland corporation duly registered as a closed-end management investment company under the 1940 Act;

(ii) the execution, delivery and performance by the Fund of this Agreement are within the Fund's powers and have been duly authorized by all necessary action on the part of the Board, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Fund for the execution, delivery and performance by the Fund of this Agreement;

(iii) the execution, delivery and performance by the Fund of this Agreement do not contravene or constitute a default under any provision of applicable law, rule or regulation, the Declaration, or any agreement, judgment, injunction, order, decree or other instrument binding upon the Fund; and

(iv) this Agreement is a valid and binding agreement of the Fund, enforceable against it in accordance with the terms hereof.

The Adviser makes the following representations to the Fund:

(a) The Adviser (i) is registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect, (ii) is not prohibited by the 1940 Act, the Advisers Act or other law, regulation or order from performing the services contemplated by this Agreement, (iii) has met and will seek to continue to meet for so long as this Agreement is in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory agency necessary to be met in order to perform the services contemplated by this Agreement, (iv) has the full power and authority to enter into and perform the services contemplated by this Agreement, and (v) will promptly notify the Fund of the occurrence of any pending or existing event or circumstance that would disqualify Adviser or its directors, officers or employees from serving as investment adviser, director or officer of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise.

(b) The Adviser will discharge its duties under this Agreement in accordance with the applicable provisions of the 1940 Act, the Advisers Act, the rules and regulations thereunder, and any and all other applicable laws.

(c) The execution, delivery and performance by the Adviser of this Agreement are within the Adviser's powers and have been duly authorized, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Adviser for the execution, delivery and performance by the Adviser of this Agreement.

(d) The execution, delivery and performance by the Adviser of this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation, (ii) the Adviser's certificate of incorporation or by-laws, or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon the Adviser.

(e) This Agreement is a valid and binding agreement of the Adviser, enforceable against it in accordance with the terms hereof.

(f) The Form ADV of the Adviser, to be provided to the Fund in connection with the execution of this Agreement, is a true and complete copy of the form as currently in effect.

(g) The Adviser's Code of Ethics, as provided to the Fund in connection with the approval of this Agreement, has been duly adopted by the Adviser and meets the requirements of Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.

(h) The Adviser agrees to maintain an appropriate level of errors and omissions or professional liability insurance coverage.

(i) The Adviser has adopted and implemented policies and procedures reasonably designed to prevent violation by the Adviser and its supervised persons of the Federal Securities Laws (as defined under the 1940 Act and the Advisers Act).

(j) There is no material fact provided by the Adviser respecting or relating to the Adviser that is contained in the Registration Statement that is untrue or inaccurate in any material respect. The Adviser will notify the Fund promptly of any material fact that the Adviser previously provided respecting or relating to the Adviser that is contained in the Registration Statement that becomes untrue or inaccurate in any material respect.

All representations and warranties made pursuant to this section shall survive for the duration of this Agreement, and each party hereto, upon becoming aware that any of its representations and warranties are no longer true in a material respect, shall promptly notify the other party.

Within forty-five (45) days after the end of each calendar year during that this Agreement is in effect, and as otherwise requested by the Fund, the Adviser shall certify to the Fund that it has complied with the requirements of Rule 17j-l under the 1940 Act and Rule 204A-1 under the Advisers Act during the previous year and that there has been no material violation of the Adviser's Code of Ethics or, if such a violation has occurred, that appropriate action was taken in response to such violation. Upon the Fund’s written request, the Adviser shall permit the Fund to examine the reports required to be provided to the Adviser under Rule 17j-l and Rule 204A-1, and all other records relative to the Adviser’s Code of Ethics.

14. Duration, Termination and Interpretation of this Agreement. This Agreement shall remain in force for an initial term of two years. The Agreement shall continue thereafter only so long as such continuance is specifically approved at least annually by the Board and by a majority of the members of the Board who are not interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, or by vote of a majority of the outstanding voting securities of the Fund. The requirement that continuance of this Agreement be specifically approved at least annually shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder. This Agreement may, on sixty (60) days written notice to the Adviser, be terminated at any time without' the payment of any penalty, by the Board, or by vote of a majority of the outstanding voting securities of the Fund. This Agreement also may be terminated by the Adviser on no less than sixty (60) days written notice to the Fund.

This Agreement shall automatically terminate in the event of its assignment. The Adviser agrees to provide the Fund with reasonable written notice of any event(s), transaction(s) or circumstance(s), that could result in an assignment of the Agreement. In interpreting the provisions of this Agreement, the definitions contained in Section 2(a) of the 1940 Act (particularly the definitions of “interested person”, “assignment” and “majority of the outstanding voting securities”), as from time to time amended or interpreted by the SEC or its staff, shall be applied, subject, however, to such exemptions as may be granted by the SEC by any rule, regulation or order. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretations thereof, if any, by the United States courts or, in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC validly issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the SEC, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

15. Amendment of this Agreement. A provision of this Agreement may be amended, changed, waived, discharged or removed only by an instrument in writing signed by the party against whom enforcement of the amendment, change, waiver, discharge or removal is sought. An amendment to this Agreement shall not be effective until approved by the Board, including a majority of the directors who are not interested persons of the Adviser or of the Fund, in accordance with the 1940 Act. To the extent legal counsel to the Fund concludes that shareholder approval of a particular amendment to this Agreement is required under the 1940 Act, such amendment will not be effective until the required shareholder approval has been obtained.

16. Notice. Any notice, advice or report to be given pursuant to this Agreement shall be delivered or mailed:

To the Adviser at:

ALPS Advisors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Attn: Counsel

To the Fund at:

Boulder Growth & Income Fund

1290 Broadway, Suite 1100

Denver, CO 80203

Attention: Secretary

17. Entire Agreement; Governing Law; No Third-Party Beneficiaries. This Agreement constitutes the entire agreement of the parties, shall be binding upon and shall inure to the benefit of the parties hereto and shall be governed by Delaware law in a manner not in conflict with the provisions of the 1940 Act. To the extent that the laws of the State of Delaware conflict with applicable provision of the 1940 Act, the latter shall control. There are no third party beneficiaries of this Agreement.

18. Confidentiality. Any information about a party hereto that such party, supplies to the other party to this Agreement, which is not otherwise in the public domain or previously known to the receiving party, shall be regarded as confidential and held in the strictest confidence. Similarly, any information about a party hereto that is generated or recorded by the other party hereto pursuant to this Agreement, which is not otherwise in the public domain, also shall be regarded as confidential and held in the strictest confidence (such information, together with the information referenced in the previous sentence, collectively, “Confidential Information”). Confidential Information includes, but is not limited to: the books and records referenced in Section 9 hereof, and any other data, records or other information in any form regarding the securities or other assets held or to be acquired by the Fund, the transactions in securities or other assets effected or to be effected on behalf of the Fund, or financial information or any other information relating to a party to this Agreement.

No party may use Confidential Information about the other party, except solely: (i) for the legitimate business purposes of the Fund for which the Confidential Information was provided, generated or recorded; or (ii) as specifically agreed to in writing by the other party to which the Confidential Information pertains. No party may disclose to others Confidential Information about the other party, except solely: (i) as may be required by applicable law or compelled by judicial or regulatory authority having competent jurisdiction over the party: or (ii) as specifically agreed to in writing by the other party to which the Confidential Information pertains. Notwithstanding the foregoing, the Fund may disclose Confidential Information regarding the Adviser to a third party for the legitimate business purposes of the Fund for which the Confidential Information was provided, generated or recorded.

Further, no party may trade in any securities issued by another party while in possession of material non- public information about that party or such securities. Lastly, the Adviser may not consult with any other investment advisers of the Fund about transactions in securities or other assets of the Fund, except for purposes of complying with and otherwise fulfilling the obligations under this Agreement, or complying with the 1940 Act or SEC rules or regulations applicable to the Fund.

Nothing in this Agreement shall be construed to prevent the Adviser from lawfully giving other persons investment advice about, or lawfully trading on their behalf in, the shares issued by the Fund or securities or other assets held or to be acquired by the Fund.

19. Use of Name. The Fund consents to the Adviser’s use of the Fund’s name and/or logo in Adviser marketing materials, materials indicating that the Fund is a client of the Adviser, or any other materials or filings reflecting the Adviser’s relationship with the Fund. The Fund may utilize the name of the Adviser, to indicate its engagement as the Fund’s investment adviser, as required for applicable rules and regulations, or as otherwise approved by the Adviser.

20. Miscellaneous. Neither the holders of shares of the Fund nor the officers or directors of the Fund in their capacities as such shall be personally liable hereunder. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. The preceding sentence, and Sections 8, 9, 14 (regarding interpretation), 16, 17, 18 and 20 shall survive the termination of this Agreement.

21. Counterparts. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

[Signature Page Follows]

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

ALPS ADVISORS, INC.		BOULDER GROWTH & INCOME FUND, INC.

By:	/s/ Jeremy O. May	By:	/s/ Joel W. Looney
Name:	Jeremy O. May	Name:	Joel W. Looney
Title:	Executive Vice President	Title:	President

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Investment Advisory Agreement